UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS SERIES TRUST XVII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Annual Report
June 30, 2023
MFS®  International Equity Fund
(formerly MFS® Institutional International Equity Fund)
IIE-ANN

MFS® International Equity Fund
(formerly MFS® Institutional International Equity Fund)

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Nestle S.A.	3.3%
L'Air Liquide S.A.	3.0%
LVMH Moet Hennessy Louis Vuitton SE	2.8%
Schneider Electric SE	2.8%
Roche Holding AG	2.5%
Hitachi Ltd.	2.3%
Compagnie Financiere Richemont S.A.	2.2%
SAP SE	2.1%
Compass Group PLC	2.1%
AIA Group Ltd.	2.0%
GICS equity sectors (g)
Industrials	18.5%
Financials	17.2%
Health Care	15.1%
Consumer Discretionary	12.7%
Consumer Staples	12.3%
Information Technology	9.4%
Materials	7.4%
Energy	2.4%
Communication Services	1.6%
Utilities	1.4%
Issuer country weightings (x)
France	19.1%
Switzerland	14.8%
Japan	14.2%
United Kingdom	12.0%
Germany	10.2%
Canada	3.8%
United States	3.5%
Denmark	2.9%
Netherlands	2.9%
Other Countries	16.6%

Portfolio Composition - continued
Currency exposure weightings (y)
Euro	38.4%
Swiss Franc	14.8%
Japanese Yen	14.2%
British Pound Sterling	12.0%
United States Dollar	6.7%
Hong Kong Dollar	3.6%
Danish Krone	2.9%
Canadian Dollar	2.4%
Indian Rupee	2.1%
Other Currencies	2.9%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.

Management Review
Summary of Results
For the twelve months ended June 30, 2023, Class R6 shares of the MFS International Equity Fund (formerly MFS Institutional International Equity Fund) (fund) provided a total return of 21.17%, at net asset value. This compares with a return of 18.77% for the fund’s benchmark, the MSCI EAFE Index (net div).
Market Environment
During the reporting period, central banks around the world had to combat the strongest inflationary pressures in four decades, fueled by the global fiscal response to the pandemic, disrupted supply chains and the dislocations to energy markets stemming from the war in Ukraine. Interest rates rose substantially, but the effects of a tighter monetary policy may not have been fully experienced yet, given that monetary policy works with long and variable lags. Strains resulting from the abrupt tightening of monetary policy began to affect some parts of the economy, most acutely among small and regional US banks, which suffered from deposit flight as depositors sought higher yields on their savings. Those shifts exposed an asset-liability mismatch that forced the closure of several institutions by regulators. Given the importance of small and mid-sized lenders to the provision of credit in the US, concerns were raised in the aftermath of the crisis that credit availability could become constrained, leading to slower economic growth. China’s abandonment of its Zero-COVID policy ushered in an uptick in economic activity in the world’s second-largest economy in early 2023. In developed markets, consumer demand, particularly for services, remained solid.
Policymakers find themselves in the difficult position of trying to restrain inflation without tipping economies into recession. Despite the challenging macroeconomic and geopolitical environment, central banks remained focused on controlling price pressures while also confronting increasing financial stability concerns. Central banks had to juggle achieving their inflation mandates while using macroprudential tools to keep banking systems liquid, a potentially difficult balancing act. That juxtaposition suggests that we may be nearing peak monetary policy rates.
Against an environment of still-tight labor markets, tighter global financial conditions and volatile materials prices, investor anxiety appeared to have increased over the potential that corporate profit margins may be past peak for this cycle. That said, signs that supply chains have generally normalized, the lifting of COVID restrictions in China, low levels of unemployment across developed markets and hopes that inflation levels have peaked were supportive factors for the macroeconomic backdrop.
Contributors to Performance
Favorable stock selection within both the industrials and materials sectors contributed to the fund’s performance relative to the MSCI EAFE Index. Within the industrials sector, overweight positions in electrical distribution equipment manufacturer Schneider Electric (France) and diversified industrial manufacturer Rolls-Royce (United Kingdom), and the fund’s position in discount airline operator Ryanair(b) (Ireland), strengthened relative returns. The share price of Schneider Electric appreciated on the back of better-than-anticipated organic sales growth in its energy management, non-residential buildings, data center and infrastructure segments, which led to a solid margin upside. Additionally, the company benefited from lower costs and strong

Management Review - continued
demand, which resulted in an upgrade to its forward-looking guidance. Within the materials sector, the fund’s overweight position in industrial and medical gas supplier Air Liquide (France) supported relative returns. The share price of Air Liquide benefited from stronger-than-anticipated organic sales growth and margin improvements as the company was able to pass on high energy prices to customers.
Avoiding the poor-performing real estate sector also aided relative performance. However, there were no individual stocks within this sector, either in the fund or in the benchmark, that were among the fund's top relative contributors over the reporting period.
Security selection within the consumer discretionary sector further helped relative results, driven by the fund’s overweight positions in luxury goods companies, Richemont (Switzerland) and LVMH Moet Hennessy Louis Vuitton (France), and food catering company Compass Group (United Kingdom). The stock price of Richemont advanced as the company posted strong sales growth within two of its largest divisions, Jewellery Maisons and Specialist Watchmakers. The firm also benefited from solid cost controls, better-than-expected operating leverage and the re-opening of China as COVID-related restrictions were lifted.
Stocks in other sectors that boosted relative returns included the fund’s overweight positions in energy-related services provider ENGIE (France), enterprise applications company SAP (Germany) and banking and financial services firm Intesa Sanpaolo (Italy).
During the reporting period, the fund’s relative currency exposure was another contributor to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our funds to have different currency exposure than the benchmark.
Detractors from Performance
Stock selection within the information technology sector detracted from the fund’s relative performance. Within this sector, not owning shares of ASML (Netherlands), a lithography systems manufacturer for the semiconductor industry, hindered relative returns. The share price of ASML advanced as robust performance in its deep ultraviolet (DUV) and extreme ultraviolet (EUV) lithography systems segments contributed to stronger-than-anticipated orders intake, revenue and margin results.
An overweight position and security selection within the health care sector also held back relative performance, led by the fund’s overweight positions in precision instruments and machines manufacturer Olympus (Japan), pharmaceutical and diagnostic company Roche Holding (Switzerland), pharmaceutical company Merck KGaA (Germany), crop science and pharmaceuticals company Bayer (Germany) and molecular diagnostics technology provider QIAGEN (Netherlands). The share price of Olympus fell as the company experienced sharp increases in material costs, deteriorating margins and a depreciation of the Japanese yen.
Elsewhere, an overweight position in insurance company AIA Group (Hong Kong) and not owning shares of electronics and electrical engineering company Siemens (Germany) weakened relative returns. The share price of AIA Group declined due to weaker than expected demand from Chinese mainland consumers after the government ended its zero-COVID policy. Potential demand weakness following a

Management Review - continued
decreased Mainland Chinese Visitor trend also put pressure on the stock price. Additionally, the fund’s positions in integrated energy company Suncor Energy(b) (Canada) and financial services provider Toronto-Dominion Bank(b) (Canada) further dampened relative results.
Respectfully,
Portfolio Manager(s)
Filipe Benzinho and Daniel Ling
(b)	Security is not a benchmark constituent.
Note to Shareholders: Effective October 24, 2022, the name of the fund changed to MFS® International Equity Fund, the name of the trust changed to MFS Series Trust XVII, and the fund’s shares were renamed Class R6 shares.
The views expressed in this report are those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

Performance Summary THROUGH 6/30/23
The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark(s). Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmarks are unmanaged and may not be invested in directly. Benchmark returns do not reflect sales charges, commissions or expenses. (See Notes to Performance Summary.)
Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of a Hypothetical $10,000 Investment (t)

Performance Summary  - continued
Total Returns through 6/30/23
Average annual without sales charge
Share Class	Class Inception Date	1-yr	5-yr	10-yr	Life (t)
A	2/08/23	N/A	N/A	N/A	5.32%
I	2/08/23	N/A	N/A	N/A	5.42%
R6 (formerly shares of the fund)	1/31/96	21.17%	7.63%	7.43%	N/A
Comparative benchmark(s)

MSCI EAFE Index (net div) (f)	18.77%	4.39%	5.41%	N/A
Average annual with sales charge

A With Initial Sales Charge (5.75%)	N/A	N/A	N/A	(0.74)%
Class I and R6 shares do not have a sales charge.
(f)	Source: FactSet Research Systems Inc.
(t)	For the period from the class inception date through the stated period end (for those share classes with less than 10 years of performance history). No comparative benchmark performance information is provided for “life” periods. (See Notes to Performance Summary.)
Benchmark Definition(s)
MSCI EAFE (Europe, Australasia, Far East) Index(e) (net div) – a market capitalization-weighted index that is designed to measure equity market performance in the developed markets, excluding the U.S. and Canada.
It is not possible to invest directly in an index.
(e)	Morgan Stanley Capital International (“MSCI”) makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.
Notes to Performance Summary
Average annual total return represents the average annual change in value for each share class for the periods presented. Life returns are presented where the share class has less than 10 years of performance history and represent the average annual total return from the class inception date to the stated period end date. As the fund's share classes may have different inception dates, the life returns may represent different time periods and may not be comparable. As a result, no comparative benchmark performance information is provided for life periods.
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.
Performance results do not include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles and may differ from amounts reported in the financial highlights.

Performance Summary  - continued
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
A	Actual (i)	1.01%	$1,000.00	$1,053.20	$4.06
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
I	Actual (i)	0.75%	$1,000.00	$1,054.19	$3.02
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
R6 (formerly shares of the fund) (y)	Actual	0.67%	$1,000.00	$1,141.08	$3.56
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
(h)	5% fund return per year before expenses.
(i)	For the period from the class inception, February 8, 2023, through the stated period end.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period), except for Actual Expenses of Class A and Class I, which are multiplied by 143/365 (to reflect the period from the commencement of the classes' investment operations, February 8, 2023, through June 30, 2023). For Hypothetical Expenses paid, it is assumed that Class A and Class I were in existence for the entire six month period ended June 30, 2023. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
(y)	Prior to October 24, 2022, the fund's shares did not have a share class designation. Effective October 24, 2022, the fund's outstanding shares were designated Class R6 shares.

Portfolio of Investments
6/30/23
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 1.4%
MTU Aero Engines Holding AG	375,357	$97,236,562
Rolls-Royce Holdings PLC (a)	53,150,668	101,960,787
		$199,197,349
Airlines – 1.2%
Ryanair Holdings PLC, ADR (a)	1,604,659	$177,475,285
Alcoholic Beverages – 4.0%
Carlsberg Group	833,267	$133,168,852
Diageo PLC	4,591,621	197,041,611
Pernod Ricard S.A.	1,131,812	249,970,733
		$580,181,196
Apparel Manufacturers – 5.0%
Compagnie Financiere Richemont S.A.	1,897,755	$321,540,188
LVMH Moet Hennessy Louis Vuitton SE	424,264	399,531,788
		$721,071,976
Automotive – 2.4%
Compagnie Generale des Etablissements Michelin	3,067,009	$90,562,250
DENSO Corp.	2,744,400	185,017,406
Koito Manufacturing Co. Ltd.	3,921,600	71,179,566
		$346,759,222
Brokerage & Asset Managers – 2.9%
Deutsche Boerse AG	1,290,844	$238,189,015
London Stock Exchange Group PLC	1,710,140	181,699,298
		$419,888,313
Business Services – 4.9%
Compass Group PLC	10,975,584	$306,936,599
Experian PLC	6,118,441	234,511,279
Randstad Holding N.V.	1,548,629	81,637,329
Tata Consultancy Services Ltd.	2,320,223	93,618,369
		$716,703,576
Computer Software – 3.9%
Check Point Software Technologies Ltd. (a)	1,396,247	$175,396,548
Dassault Systemes SE	1,887,178	83,658,601
SAP SE	2,277,446	310,991,558
		$570,046,707

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 7.3%
Amadeus IT Group S.A. (a)	2,178,268	$165,671,746
Capgemini	1,445,721	273,787,407
Hitachi Ltd.	5,283,100	326,979,567
Samsung Electronics Co. Ltd.	1,436,835	79,193,228
Sony Group Corp.	2,326,700	208,699,493
		$1,054,331,441
Construction – 1.1%
Compagnie de Saint-Gobain	2,553,952	$155,312,401
Consumer Products – 4.1%
Beiersdorf AG	2,039,937	$269,899,987
Kose Corp.	781,000	75,075,178
L’Oréal S.A.	272,378	126,942,182
Reckitt Benckiser Group PLC	1,616,106	121,341,118
		$593,258,465
Electrical Equipment – 4.2%
Legrand S.A.	1,368,535	$135,595,763
Mitsubishi Electric Corp.	5,508,700	77,384,073
Schneider Electric SE	2,197,491	399,154,800
		$612,134,636
Electronics – 3.3%
Hoya Corp.	1,146,700	$136,789,151
Kyocera Corp.	2,896,300	157,431,948
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,809,351	182,599,703
		$476,820,802
Energy - Integrated – 2.4%
Eni S.p.A.	11,465,932	$164,928,242
Galp Energia SGPS S.A., “B”	8,228,553	96,254,849
Suncor Energy, Inc.	2,911,121	85,394,348
		$346,577,439
Food & Beverages – 3.3%
Nestle S.A.	4,010,063	$482,076,732
Food & Drug Stores – 0.8%
Tesco PLC	38,675,246	$122,008,026
Insurance – 5.0%
AIA Group Ltd.	28,547,889	$291,279,343
Intact Financial Corp.	680,198	105,021,853
Prudential PLC	8,748,972	123,167,591

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Zurich Insurance Group AG	434,869	$206,441,917
		$725,910,704
Internet – 1.6%
NetEase, Inc.	5,667,300	$110,131,065
Tencent Holdings Ltd.	2,959,600	125,968,056
		$236,099,121
Machinery & Tools – 3.2%
Daikin Industries Ltd.	1,203,400	$245,643,625
Kubota Corp.	3,721,100	54,129,311
SMC Corp.	290,500	161,460,008
		$461,232,944
Major Banks – 5.2%
DBS Group Holdings Ltd.	6,929,951	$162,038,437
ING Groep N.V.	16,115,620	216,968,229
Toronto-Dominion Bank	2,531,847	156,927,690
UBS AG	10,386,118	209,973,527
		$745,907,883
Medical Equipment – 5.2%
EssilorLuxottica	1,208,472	$227,604,972
Olympus Corp.	8,259,700	130,741,803
QIAGEN N.V. (a)	3,081,006	138,312,424
Sonova Holding AG	409,476	108,974,005
Terumo Corp.	4,643,300	147,676,081
		$753,309,285
Metals & Mining – 0.8%
Rio Tinto PLC	1,896,696	$120,090,920
Natural Gas - Distribution – 1.4%
ENGIE S.A.	12,126,123	$201,497,285
Other Banks & Diversified Financials – 4.2%
HDFC Bank Ltd.	3,610,326	$75,011,015
Housing Development Finance Corp. Ltd.	3,755,336	129,379,475
Intesa Sanpaolo S.p.A.	75,353,701	197,342,302
Julius Baer Group Ltd.	1,682,530	105,908,877
KBC Group N.V.	1,360,634	94,903,547
		$602,545,216

Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 9.0%
Bayer AG	3,579,492	$197,914,066
Merck KGaA	1,319,156	218,150,623
Novartis AG	2,280,758	229,337,154
Novo Nordisk A.S., “B”	1,786,208	287,793,226
Roche Holding AG	1,203,770	367,835,423
		$1,301,030,492
Printing & Publishing – 1.6%
RELX PLC	6,894,406	$229,492,026
Railroad & Shipping – 1.4%
Canadian National Railway Co.	1,636,815	$198,169,192
Restaurants – 0.6%
Yum China Holdings, Inc.	1,568,675	$88,630,138
Specialty Chemicals – 6.6%
Akzo Nobel N.V.	1,485,319	$121,104,689
L'Air Liquide S.A.	2,401,368	430,265,211
Linde PLC	548,721	209,106,599
Shin-Etsu Chemical Co. Ltd.	2,616,600	86,967,380
Sika AG	397,800	113,644,444
		$961,088,323
Total Common Stocks (Identified Cost, $9,969,721,208)		$14,198,847,095
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $60,455,773)	60,456,822	$60,468,913

Other Assets, Less Liabilities – 1.6%		239,013,069
Net Assets – 100.0%		$14,498,329,077

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,468,913 and $14,198,847,095, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 6/30/23
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $9,969,721,208)	$14,198,847,095
Investments in affiliated issuers, at value (identified cost, $60,455,773)	60,468,913
Cash	2,857,345
Foreign currency, at value (identified cost, $2,236,340)	2,236,340
Receivables for
Fund shares sold	220,663,334
Interest and dividends	61,328,521
Other assets	13,556
Total assets	$14,546,415,104
Liabilities
Payables for
Investments purchased	$28,051,957
Fund shares reacquired	6,056,894
Payable to affiliates
Investment adviser	492,255
Administrative services fee	3,389
Shareholder servicing costs	92,390
Distribution and service fees	210
Payable for independent Trustees' compensation	13
Deferred foreign capital gains tax expense payable	12,261,575
Accrued expenses and other liabilities	1,127,344
Total liabilities	$48,086,027
Net assets	$14,498,329,077
Net assets consist of
Paid-in capital	$10,240,560,381
Total distributable earnings (loss)	4,257,768,696
Net assets	$14,498,329,077
Shares of beneficial interest outstanding	451,491,898

Statement of Assets and Liabilities – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$15,678,224	488,846	$32.07
Class I	738,710,742	23,010,068	32.10
Class R6 (formerly shares of the fund)	13,743,940,111	427,992,984	32.11

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.03 [100 / 94.25 x $32.07]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A. Redemption price per share was equal to the net asset value per share for Classes I and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Year ended 6/30/23
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$308,812,465
Dividends from affiliated issuers	4,255,515
Income on securities loaned	332,850
Other	15,912
Foreign taxes withheld	(36,289,924)
Total investment income	$277,126,818
Expenses
Management fee	$74,532,952
Distribution and service fees	3,872
Shareholder servicing costs	232,092
Administrative services fee	655,699
Independent Trustees' compensation	125,422
Custodian fee	1,355,911
Shareholder communications	144,912
Audit and tax fees	84,112
Legal fees	63,817
Miscellaneous	677,617
Total expenses	$77,876,406
Fees paid indirectly	(17,409)
Reduction of expenses by investment adviser	(1,492,674)
Net expenses	$76,366,323
Net investment income (loss)	$200,760,495
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,341,317 foreign capital gains tax)	$187,734,699
Affiliated issuers	26,103
Foreign currency	(807,314)
Net realized gain (loss)	$186,953,488
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,465,802 increase in deferred foreign capital gains tax)	$1,757,467,420
Affiliated issuers	18,814
Translation of assets and liabilities in foreign currencies	1,829,835
Net unrealized gain (loss)	$1,759,316,069
Net realized and unrealized gain (loss)	$1,946,269,557
Change in net assets from operations	$2,147,030,052
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	6/30/23	6/30/22
Change in net assets
From operations
Net investment income (loss)	$200,760,495	$175,325,811
Net realized gain (loss)	186,953,488	592,284,458
Net unrealized gain (loss)	1,759,316,069	(2,534,837,683)
Change in net assets from operations	$2,147,030,052	$(1,767,227,414)
Total distributions to shareholders	$(132,637,764)	$(669,932,532)
Change in net assets from fund share transactions	$2,063,435,539	$285,609,550
Total change in net assets	$4,077,827,827	$(2,151,550,396)
Net assets
At beginning of period	10,420,501,250	12,572,051,646
At end of period	$14,498,329,077	$10,420,501,250
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
6/30/23(i)
Net asset value, beginning of period	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.33
Net realized and unrealized gain (loss)	1.29
Total from investment operations	$1.62
Less distributions declared to shareholders
From net investment income	$—
Net asset value, end of period (x)	$32.07
Total return (%) (r)(s)(x)	5.32(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02(a)
Expenses after expense reductions (f)	1.01(a)
Net investment income (loss)	2.63(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$15,678
See Notes to Financial Statements

Financial Highlights – continued
Class I	Year ended
6/30/23(i)
Net asset value, beginning of period	$30.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.43
Net realized and unrealized gain (loss)	1.22
Total from investment operations	$1.65
Less distributions declared to shareholders
From net investment income	$—
Net asset value, end of period (x)	$32.10
Total return (%) (r)(s)(x)	5.42(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76(a)
Expenses after expense reductions (f)	0.75(a)
Net investment income (loss)	3.49(a)
Portfolio turnover	10
Net assets at end of period (000 omitted)	$738,711

See Notes to Financial Statements

Financial Highlights – continued
Class R6 (formerly shares of the fund) (y)	Year ended
	6/30/23	6/30/22	6/30/21	6/30/20	6/30/19
Net asset value, beginning of period	$26.83	$33.11	$25.60	$26.61	$25.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.46	$0.42	$0.31	$0.52
Net realized and unrealized gain (loss)	5.12	(4.93)	7.40	(0.45)	1.30
Total from investment operations	$5.63	$(4.47)	$7.82	$(0.14)	$1.82
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.69)	$(0.24)	$(0.63)	$(0.33)
From net realized gain	(0.11)	(1.12)	(0.07)	(0.24)	(0.03)
Total distributions declared to shareholders	$(0.35)	$(1.81)	$(0.31)	$(0.87)	$(0.36)
Net asset value, end of period (x)	$32.11	$26.83	$33.11	$25.60	$26.61
Total return (%) (r)(s)(x)	21.17	(14.52)	30.66	(0.73)	7.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.69	0.68	0.68	0.69	0.70
Expenses after expense reductions (f)	0.68	0.67	0.67	0.68	0.69
Net investment income (loss)	1.76	1.44	1.40	1.22	2.10
Portfolio turnover	10	12	13	13	12
Net assets at end of period (000 omitted)	$13,743,940	$10,420,501	$12,572,052	$10,239,557	$10,541,261

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(i)	For Class A and Class I, the period is from the class inception, February 8, 2023, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Prior to October 24, 2022, the fund's shares did not have a share class designation. Effective October 24, 2022, the fund's outstanding shares were designated Class R6 shares.
See Notes to Financial Statements

Notes to Financial Statements
(1) Business and Organization
MFS International Equity Fund (formerly MFS Institutional International Equity Fund) (the fund) is a diversified series of MFS Series Trust XVII (formerly MFS Institutional Trust) (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements  - continued
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted

Notes to Financial Statements  - continued
quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,773,883,393	$—	$—	$2,773,883,393
Switzerland	2,145,732,267	—	—	2,145,732,267
Japan	131,513,384	1,933,661,206	—	2,065,174,590
United Kingdom	1,738,249,255	—	—	1,738,249,255
Germany	1,470,694,235	—	—	1,470,694,235
Canada	545,513,083	—	—	545,513,083
Denmark	420,962,078	—	—	420,962,078
Netherlands	419,710,247	—	—	419,710,247
Italy	362,270,544	—	—	362,270,544
Other Countries	1,190,038,415	1,066,618,988	—	2,256,657,403
Mutual Funds	60,468,913	—	—	60,468,913
Total	$11,259,035,814	$3,000,280,194	$—	$14,259,316,008
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the

Notes to Financial Statements  - continued
fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended June 30, 2023, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the

Notes to Financial Statements  - continued
applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 6/30/23	Year ended 6/30/22
Ordinary income (including any short-term capital gains)	$91,006,694	$260,775,225
Long-term capital gains	41,631,070	409,157,307
Total distributions	$132,637,764	$669,932,532
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$10,201,913,367
Gross appreciation	4,388,768,342
Gross depreciation	(331,365,701)
Net unrealized appreciation (depreciation)	$4,057,402,641
Undistributed ordinary income	212,982,110
Capital loss carryforwards	(12,253,454)
Other temporary differences	(362,601)
Total distributable earnings (loss)	$4,257,768,696
As of June 30, 2023, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(12,253,454)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to

Notes to Financial Statements  - continued
differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 6/30/23	Year ended 6/30/22
Class R6 (formerly shares of the fund)	$132,637,764	$669,932,532
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $10 billion	0.65%
In excess of $10 billion and up to $20 billion	0.60%
In excess of $20 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until October 31, 2024. For the year ended June 30, 2023, this management fee reduction amounted to $1,492,674, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended June 30, 2023 was equivalent to an annual effective rate of 0.65% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.04% of average daily net assets for Class A, 0.79% of average daily net assets of Class I, and 0.75% of average daily net assets for Class R6 (formerly shares of the fund). This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2024. For the year ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,502 for the year ended June 30, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes.  One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,872
Total Distribution and Service Fees					$3,872
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the period from February 8, 2023 through June 30, 2023, based on each class's average daily net assets.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended June 30, 2023, the fee was $120,813, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended June 30, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $111,279.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended June 30, 2023 was equivalent to an annual effective rate of 0.0058% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements  - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On February 7, 2023, MFS purchased 4,926 shares of Class A and 1,642 shares of Class I for an aggregate amount of $200,000 as an initial investment in the classes. On June 23, 2023, MFS redeemed 4,924 shares of Class A and 1,640 shares of Class I for an aggregate amount of $206,553.
 (4) Portfolio Securities
For the year ended June 30, 2023, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $3,622,797,276 and $1,147,386,307, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 6/30/23 (i)		Year ended 6/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	505,506	$15,966,609	—	$—
Class I	23,396,490	738,509,126	—	—
Class R6 (formerly shares of the fund)	139,225,008	4,154,343,235	100,208,599	3,189,502,544
	163,127,004	$4,908,818,970	100,208,599	$3,189,502,544
Shares issued to shareholders in reinvestment of distributions
Class R6 (formerly shares of the fund)	4,231,693	$120,941,799	19,058,332	$627,400,299
Shares reacquired
Class A	(16,660)	$(526,180)	—	$—
Class I	(386,422)	(12,215,773)	—	—
Class R6 (formerly shares of the fund)	(103,816,210)	(2,953,583,277)	(110,654,702)	(3,531,293,293)
	(104,219,292)	$(2,966,325,230)	(110,654,702)	$(3,531,293,293)
Net change
Class A	488,846	$15,440,429	—	$—
Class I	23,010,068	726,293,353	—	—
Class R6 (formerly shares of the fund)	39,640,491	1,321,701,757	8,612,229	285,609,550
	63,139,405	$2,063,435,539	8,612,229	$285,609,550

Notes to Financial Statements  - continued
(i)	For Class A and Class I, the period is from the class inception, February 8, 2023, through the stated period end.
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Managed Wealth Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Prior to October 24, 2022, the fund's shares did not have a share class designation. Effective October 24, 2022, the fund's outstanding shares were designated Class R6 shares.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended June 30, 2023, the fund’s commitment fee and interest expense were $57,084 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$68,776,310	$2,148,317,003	$2,156,669,317	$26,103	$18,814	$60,468,913

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,255,515	$—

Notes to Financial Statements  - continued
(8) Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
July 29, 2022	$64,841,393	$28,820,371
September 6, 2022	$110,297,561	$43,701,434
October 5, 2022	$20,037,709	$7,782,294
October 17, 2022	$77,989,062	$28,776,566
December 12, 2022	$30,916,275	$13,996,921
December 14, 2022	$35,916,818	$16,552,912
December 22, 2022	$78,306,709	$33,471,714
January 10, 2023	$39,196,233	$17,539,702
January 20, 2023	$84,053,909	$37,937,626
(9) Subsequent Event
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain for the fund.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
July 14, 2023	$34,881,643	$16,759,889
August 1, 2023	$64,980,000	$31,229,886
August 4, 2023	$74,551,383	$34,818,520

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XVII (formerly MFS Institutional Trust) and the Shareholders of MFS International Equity Fund (formerly MFS Institutional International Equity Fund):
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS International Equity Fund (formerly MFS Institutional International Equity Fund) (the “Fund”), including the portfolio of investments, as of June 30, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of June 30, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights.

Report of Independent Registered Public Accounting Firm – continued
Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 15, 2023
We have served as the auditor of one or more of the MFS investment companies since 1924.

Trustees and Officers — Identification and Background
The Trustees and Officers of the Trust, as of August 1, 2023, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)  The address of each Trustee and Officer is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
INTERESTED TRUSTEE
Michael W. Roberge (k) (age 56)	Trustee	January 2021	136	Massachusetts Financial Services Company, Chairman (since January 2021); Chief Executive Officer (since January 2017); Director; Chairman of the Board (since January 2022); President (until December 2018); Chief Investment Officer (until December 2018)	N/A
INDEPENDENT TRUSTEES
John P. Kavanaugh (age 68)	Trustee and Chair of Trustees	January 2009	136	Private investor	N/A
Steven E. Buller (age 72)	Trustee	February 2014	136	Private investor	N/A
John A. Caroselli (age 69)	Trustee	March 2017	136	Private investor; JC Global Advisors, LLC (management consulting), President (since 2015)	N/A
Maureen R. Goldfarb (age 68)	Trustee	January 2009	136	Private investor	N/A
Peter D. Jones (age 68)	Trustee	January 2019	136	Private investor	N/A
James W. Kilman, Jr. (age 62)	Trustee	January 2019	136	Burford Capital Limited (finance and investment management), Senior Advisor (since May 3, 2021), Chief Financial Officer (2019 - May 2, 2021); KielStrand Capital LLC (family office), Chief Executive Officer (since 2016)	Alpha-En Corporation, Director (2016-2019)

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds overseen by the Trustee	Principal Occupations During the Past Five Years	Other Directorships During the Past Five Years (j)
Clarence Otis, Jr. (age 67)	Trustee	March 2017	136	Private investor	VF Corporation, Director; Verizon Communications, Inc., Director; The Travelers Companies, Director
Maryanne L. Roepke (age 67)	Trustee	May 2014	136	Private investor	N/A
Laurie J. Thomsen (age 65)	Trustee	March 2005	136	Private investor	The Travelers Companies, Director; Dycom Industries, Inc., Director

Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
OFFICERS
Christopher R. Bohane (k) (age 49)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Senior Vice President and Senior Managing Counsel
Kino Clark (k) (age 55)	Assistant Treasurer	January 2012	136	Massachusetts Financial Services Company, Vice President
John W. Clark, Jr. (k) (age 56)	Assistant Treasurer	April 2017	136	Massachusetts Financial Services Company, Vice President
David L. DiLorenzo (k) (age 54)	President	July 2005	136	Massachusetts Financial Services Company, Senior Vice President
Heidi W. Hardin (k) (age 55)	Secretary and Clerk	April 2017	136	Massachusetts Financial Services Company, Executive Vice President and General Counsel
Brian E. Langenfeld (k) (age 50)	Assistant Secretary and Assistant Clerk	June 2006	136	Massachusetts Financial Services Company, Vice President and Managing Counsel

Trustees and Officers - continued
Name, Age	Position(s) Held with Fund	Trustee/Officer Since(h)	Number of MFS Funds for which the Person is an Officer	Principal Occupations During the Past Five Years
Rosa E. Licea-Mailloux (k) (age 46)	Chief Compliance Officer	March 2022	136	Massachusetts Financial Services Company, Vice President (since 2018); Director of Corporate Compliance (2018-2021), Senior Director Compliance (2021-2022), Senior Managing Director of North American Compliance & Chief Compliance Officer (since March 2022); Natixis Investment Managers (investment management), Funds Chief Compliance Officer, Deputy General Counsel & Senior Vice President (until 2018)
Amanda S. Mooradian (k) (age 44)	Assistant Secretary and Assistant Clerk	September 2018	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
Susan A. Pereira (k) (age 52)	Assistant Secretary and Assistant Clerk	July 2005	136	Massachusetts Financial Services Company, Vice President and Managing Counsel
Kasey L. Phillips (k) (age 52)	Assistant Treasurer	September 2012	136	Massachusetts Financial Services Company, Vice President
Matthew A. Stowe (k) (age 48)	Assistant Secretary and Assistant Clerk	October 2014	136	Massachusetts Financial Services Company, Vice President and Senior Managing Counsel
William B. Wilson (k) (age 40)	Assistant Secretary and Assistant Clerk	October 2022	136	Massachusetts Financial Services Company, Assistant Vice President and Senior Counsel
James O. Yost (k) (age 63)	Treasurer	September 1990	136	Massachusetts Financial Services Company, Senior Vice President
(h)	Date first appointed to serve as Trustee/Officer of an MFS Fund. Each Trustee has served continuously since appointment unless indicated otherwise. From January 2012 through December 2016, Messrs. DiLorenzo and Yost served as Treasurer and Deputy Treasurer of the Funds, respectively.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of a position with MFS. The address of MFS is 111 Huntington Avenue, Boston, Massachusetts 02199-7618.

Trustees and Officers - continued
Each Trustee (other than Messrs. Jones, Kilman and Roberge) has been elected by shareholders and each Trustee and Officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Mr. Roberge became a Trustee of the Funds on January 1, 2021 and Messrs. Jones and Kilman became Trustees of the Funds on January 1, 2019. The Trust does not hold annual meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. Under the terms of the Board's retirement policy, an Independent Trustee shall retire at the end of the calendar year in which he or she reaches the earlier of 75 years of age or 15 years of service on the Board (or, in the case of any Independent Trustee who joined the Board prior to 2015, 20 years of service on the Board).
Messrs. Buller, Kilman and Otis and Ms. Roepke are members of the Trust’s Audit Committee.
Each of the Interested Trustees and certain Officers hold comparable officer positions with certain affiliates of MFS.
The Statement of Additional Information for a Fund includes further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199-7618	JPMorgan Chase Bank, NA 4 Metrotech Center New York, NY 11245

Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 111 Huntington Avenue Boston, MA 02199-7618	Deloitte & Touche LLP 200 Berkeley Street Boston, MA 02116

Portfolio Manager(s)
Filipe Benzinho Daniel Ling

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2023 income tax forms in January 2024. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $45,795,000 as capital gain dividends paid during the fiscal year.
Income derived from foreign sources was $307,990,674. The fund intends to pass through foreign tax credits of $39,285,656 for the fiscal year.

rev. 3/16
FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and account balances
• Account transactions and transaction history
• Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes – information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes – information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., and MFS Heritage Trust Company.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?	We collect your personal information, for example, when you
• open an account or provide account information
• direct us to buy securities or direct us to sell your securities
• make a wire transfer
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• MFS does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• MFS doesn't jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.
MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.
To sign up:
1. Go to mfs.com.
2. Log in via MFS® Access.
3. Select eDelivery.
If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.
CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the "Code") pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code's definition enumerated in paragraph

(b)of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller, James Kilman, and Clarence Otis, Jr. and Ms. Maryanne L. Roepke, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Buller, Kilman, and Otis and Ms. Roepke are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to a series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended June 30, 2023 and 2022, audit fees billed to each Fund by Deloitte were as follows:

Fees billed by Deloitte:		Audit Fees
	2023	2022
MFS International Equity Fund	52,121	47,307

For the fiscal years ended June 30, 2023 and 2022, fees billed by Deloitte for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	2022	2023	2022
To MFS International Equity	0	0	0	400	0	0
Fund

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2023	2022	2023	2022	2023	2022
To MFS and MFS Related
Entities of MFS International	0	0	0	0	3,790	3,790
Equity Fund*

Fees billed by Deloitte:			Aggregate Fees for Non-audit Services
				2023		2022
To MFS International Equity Fund, MFS and MFS				3,790		4,190
Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ''Audit Fees,'' including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees".

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre- approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto as EX-99.COE.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: August 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: August 15, 2023

* Print name and title of each signing officer under his or her signature.